As filed with the Securities and Exchange Commission on February 11, 2020

Securities Act File No. 333-228684

Investment Company Act File No. 811-23395

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒

Pre-Effective Amendment No.	☐

Post-Effective Amendment No. 2	☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒

Amendment No. 3	☒

GABELLI INNOVATIONS TRUST

(Exact Name of Registrant as Specified in Charter)

One Corporate Center, Rye, New York 10580-1422

(Address of Principal Executive Offices)

Registrant’s Telephone Number, including Area Code: 1-800-422-3554

Bruce N. Alpert

Gabelli Funds, LLC

One Corporate Center

Rye, New York 10580-1422

(Name and Address of Agent for Service)

Copies to:

Andrea R. Mango, Esq. Gabelli Innovations Trust One Corporate Center Rye, New York 10580-1422	Michael R. Rosella, Esq. Paul Hastings LLP 200 Park Avenue New York, New York 10166

It is proposed that this filing will become effective:

  X      immediately upon filing pursuant to paragraph (b); or

           on                          pursuant to paragraph (b); or

           60 days after filing pursuant to paragraph (a)(1); or

           on                          pursuant to paragraph (a)(1); or

           75 days after filing pursuant to paragraph (a)(2); or

           on                  pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

           This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, as amended, the Registrant, GABELLI INNOVATIONS TRUST, certifies that it meets all the requirements for effectiveness of this Post-Effective Amendment No. 2 to its Registration Statement pursuant to Rule 485(b) of the Securities Act of 1933, as amended, and has duly caused this Post-Effective Amendment No. 2 to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Rye and State of New York, on the 11th day of February, 2020.

Gabelli Innovations Trust

By:	/s/ Bruce N. Alpert
Name:	Bruce N. Alpert
Title:	President and Principal Executive Officer

Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment No. 2 to its Registration Statement has been signed by the following persons in the capacities and on the date indicated.

Signature	Title	Date

Mario J. Gabelli* Mario J. Gabelli	Chairman of the Board	February 11, 2020

/s/ Bruce N. Alpert Bruce N. Alpert	President and Principal Executive Officer	February 11, 2020

/s/ John C. Ball John C. Ball	Treasurer and Principal Financial and Accounting Officer	February 11, 2020

Salvatore M. Salibello* Salvatore M. Salibello	Trustee	February 11, 2020

Anthony S. Colavita* Anthony S. Colavita	Trustee	February 11, 2020

Kuni Nakamura* Kuni Nakamura	Trustee	February 11, 2020

Michael J. Melarkey* Michael J. Melarkey	Trustee	February 11, 2020

Frank J. Fahrenkopf, Jr.* Frank J. Fahrenkopf, Jr.	Trustee	February 11, 2020

*By:	/s/ Bruce N. Alpert
Bruce N. Alpert
Attorney-in-Fact

Exhibit Index

Exhibit No.	Description

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase